BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended							9 Months Ended		12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Jan. 27, 2021	Nov. 15, 2021	Jan. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 22, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 15, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible debt						$ 35,000							$ 35,000		$ 137,500	$ 165,000
Debt conversion original debt amount													3,633,983
Net cash used in operating activities													1,128,525
Loss from continuing operations						1,054,192				$ 2,480,645			8,364,454	$ 3,861,599	5,819,937	634,281
Accumulated deficit						25,837,433							25,837,433		15,911,895	11,049,210
Cash						1,067,287							1,067,287		8,304	478
Proceeds from sale of preferred stock		$ 2,500,000											2,221,000		100,000
Warrant exercise price																	$ 1.00
Convertible Notes Payable, Current															3,598,000	2,440,090
Net cash used in operating activities													1,128,525	620,118	742,899	978,057
Net loss						1,054,192	$ 2,904,203	$ 4,406,059		2,424,588	$ 872,645	$ 437,402	$ 8,364,454	$ 3,734,635	4,862,683	681,979
Working capital deficit															4,168,618
Annual management fee																500,000
Eight Year Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual management fee																	$ 200,000
Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant expiration date													Oct. 31, 2022
Private Placement [Member] | Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock													$ 555,000
Debt instrument, maturity date													Dec. 31, 2023
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt principal and accrued capitalized interest								480,000
Proceeds from sale of preferred stock	$ 2,500,000
Debentures								35,000
Subsequent Event [Member] | Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of stock warrants				925,001
Warrant expiration date				Oct. 31, 2022
Subsequent Event [Member] | Private Placement [Member] | Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price				$ 0.20
Issuance of common stock				$ 555,000
Redeemable Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible debt						35,000							$ 35,000
Debt principal and accrued capitalized interest															480,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt conversion, shares issued			23
Warrant exercise price				$ 0.25														$ 0.25
Total earnings				$ 467,858
Subscriptions receivable				$ 35,714
Redeemable Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt principal and accrued capitalized interest															$ 600,000
Common Class B [Member] | E P Hs Limited Liability Company Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired in acquisition					53,970												124,999
Voting interests, acquired																	19.90%
Number of shares acquired in acquisition, value					$ 21,588												$ 50,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt conversion, shares issued															13,312,175
Net loss
Common Stock [Member] | Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of stock warrants						925,001							925,001
Common Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price				$ 0.60
Shares issued				1,871,432
Unissed shares				$ 142,857														$ 142,857
Convertible Notes Payable, Current				$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%
Bridge Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible debt						$ 2,851,908							$ 2,851,908		2,851,908
Debt conversion original debt amount								$ 1,447,315							$ 2,928,679
Debt conversion, shares issued								6,578,701							13,312,175
Debt principal and accrued capitalized interest															$ 1,400,000
Debentures															$ 137,500
Bridge Notes [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt conversion, shares issued									6,578,702
Bridge Notes [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt conversion, shares issued								6,627,692